BIOLOGICAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
BIOLOGICAL ASSETS.
Schedule of changes in balances of biological assets

The roll-forward of biological assets is as set forth below:

	June 30,	December 31,
	2023	2022
Opening balance	14,632,186	12,248,732
Additions	2,899,032	4,957,380
Depletions	(1,805,371)	(3,665,057)
Gain on fair value adjustments	1,256,315	1,199,759
Disposals	(36,278)	(82,331)
Other write-offs	(31,764)	(26,297)
Closing balance	16,914,120	14,632,186

Schedule of assumptions used in calculation of fair value of biological assets

The table below discloses the measurement of the premises adopted:

	June 30,	December 31,
	2023	2022
Planted useful area (hectare)	1,105,168	1,097,081
Mature assets	181,573	134,752
Immature assets	923,595	962,329
Average annual growth (IMA) - m3/hectare /year	37.61	37.07
Average gross sale price of eucalyptus - R$/m3	97.34	90.16
Discount rate - % (post-tax)	8.8%	9.1%

Schedule of fair value adjustment

The fair value adjustment justified by the combined variations of the indicators mentioned above resulted in a positive variation of R$1,256,315 recognized in other operating income (expenses), net (Note 30).

	June 30,	December 31,
	2023	2022
Physical changes	432,212	(37,088)
Price	824,103	1,236,847
	1,256,315	1,199,759